Other Identifiable Intangible Assets - Summary of Other Identifiable Intangible Assets (Parenthetical) (Detail) - Customer relationships [member] $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Disclosure of detailed information about intangible assets [Line Items]
Reuters acquisition related	$ 1,462
Bottom of range [member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets remaining useful lives	Four years
Top of range [member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets remaining useful lives	Six years